EMPLOYEE BENEFIT PLANS - Schedule of Net Periodic Pension Benefit Expense (Details) - Foreign Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 1.2	$ 1.2	$ 1.1
Interest cost	1.3	1.7	1.8
Expected return on plan assets	(0.1)	(0.2)	(0.1)
Amortization of unrecognized prior service costs (credits)	(0.1)	0.1	0.0
Recognized net actuarial (gains) losses	(2.0)	6.7	2.4
Total net periodic pension benefit expense	$ 0.3	$ 9.5	$ 5.2